Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 88.9%

Communication Services - 9.8%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	48,094	$99,351
Radius Global Infrastructure, Inc. - Class A*	18,896	260,009
Verizon Communications, Inc.	5,375	286,111
		645,471
Entertainment - 3.4%
Activision Blizzard, Inc.	35,779	2,826,899
Electronic Arts, Inc.	38,980	5,171,087
Sea Ltd. - ADR (Taiwan)*	38,260	5,750,861
Ubisoft Entertainment S.A. - ADR (France)*	183,716	2,099,874
Ubisoft Entertainment S.A. (France)*	6,265	359,514
The Walt Disney Co.*	13,947	1,994,002
		18,202,237
Interactive Media & Services - 5.3%
Alphabet, Inc. - Class A*	4,757	12,872,775
Alphabet, Inc. - Class C*	474	1,286,422
Auto Trader Group plc (United Kingdom)[2]	55,893	506,482
Meta Platforms, Inc. - Class A*	43,149	13,516,856
		28,182,535
Media - 1.0%
Charter Communications, Inc. - Class A*	7,524	4,464,290
Comcast Corp. - Class A	5,819	290,892
Omnicom Group, Inc.	675	50,868
S4 Capital plc (United Kingdom)*	53,305	372,738
		5,178,788
Total Communication Services		52,209,031
Consumer Discretionary - 8.8%
Distributors - 0.0%##
Genuine Parts Co.	447	59,554
Hotels, Restaurants & Leisure - 1.4%
Accor S.A. - ADR (France)*	321,745	2,368,043
Accor S.A. (France)*	10,419	382,912
Expedia Group, Inc.*	22,547	4,132,640
Marriott Vacations Worldwide Corp.	1,157	187,874
Restaurant Brands International, Inc. (Canada)	3,520	197,014
		7,268,483
Household Durables - 1.4%
Garmin Ltd.	526	65,445
Nikon Corp. (Japan)	21,400	223,351
Sony Group Corp. - ADR (Japan)	60,899	6,799,982
Sony Group Corp. (Japan)	3,600	402,726
Whirlpool Corp.	208	43,720
		7,535,224
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	4,556	13,629,138
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc. (Argentina)*	138	$156,224
		13,785,362
Multiline Retail - 2.0%
Dollar General Corp.	27,056	5,640,635
Dollar Tree, Inc.*	37,288	4,892,931
		10,533,566
Specialty Retail - 0.1%
Best Buy Co., Inc.	710	70,489
The Home Depot, Inc.	1,136	416,889
Williams-Sonoma, Inc.	237	38,048
		525,426
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG (Germany)	7,524	2,064,716
lululemon athletica, Inc. *	14,560	4,859,546
		6,924,262
Total Consumer Discretionary		46,631,877
Consumer Staples - 10.4%
Beverages - 5.4%
Anheuser-Busch InBev S.A./N.V. - ADR (Belgium)	43,559	2,747,266
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,847	242,519
The Coca-Cola Co.	164,687	10,047,554
Constellation Brands, Inc. - Class A	30,006	7,133,927
Diageo plc (United Kingdom)	85,911	4,335,189
Heineken N.V. - ADR (Netherlands)	68,760	3,697,225
Heineken N.V. (Netherlands)	3,235	346,943
		28,550,623
Food & Staples Retailing - 0.1%
The Kroger Co.	2,065	90,013
Walmart, Inc.	2,823	394,684
		484,697
Food Products - 3.4%
Archer-Daniels-Midland Co.	1,294	97,050
Bunge Ltd.	476	47,057
Campbell Soup Co.	975	43,017
Conagra Brands, Inc.	1,434	49,846
Danone S.A. (France)	6,441	401,603
General Mills, Inc.	1,455	99,929
The Hershey Co.	522	102,871
The J.M. Smucker Co.	367	51,593
Kerry Group plc - Class A (Ireland)	1,683	212,054
The Kraft Heinz Co.	2,645	94,691
Mondelez International, Inc. - Class A	138,225	9,265,222
Nestle S.A. (Switzerland)	58,353	7,535,612
Tyson Foods, Inc. - Class A	944	85,800
		18,086,345

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.2%
The Clorox Co.	363	$60,933
Colgate-Palmolive Co.	1,669	137,609
Kimberly-Clark Corp.	779	107,230
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	213,600	308,057
The Procter & Gamble Co.	2,807	450,383
		1,064,212
Personal Products - 1.3%
Beiersdorf AG (Germany)	4,353	432,965
Unilever plc - ADR (United Kingdom)	128,011	6,578,485
		7,011,450
Total Consumer Staples		55,197,327
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
BP plc - ADR (United Kingdom)	47,525	1,469,473
Cameco Corp. (Canada)	129,876	2,523,491
ConocoPhillips	17,668	1,565,738
Exxon Mobil Corp.	32,975	2,504,781
Jonah Energy Parent LLC*3	2,449	153,062
Royal Dutch Shell plc - Class B - ADR (Netherlands)	26,975	1,386,515
TotalEnergies SE - ADR (France)	22,340	1,268,912
Total Energy		10,871,972
Financials - 8.9%
Banks - 1.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,214	227,743
Citigroup, Inc.	3,046	198,356
Comerica, Inc.	500	46,390
East West Bancorp, Inc.	53,900	4,653,726
Fifth Third Bancorp	1,903	84,931
FinecoBank Banca Fineco S.p.A. (Italy)	39,831	669,649
Huntington Bancshares, Inc.	3,174	47,800
JPMorgan Chase & Co.	2,466	366,448
Regions Financial Corp.	2,687	61,640
U.S. Bancorp	2,601	151,352
		6,508,035
Capital Markets - 5.8%
Allfunds Group plc (United Kingdom)*	11,682	164,149
Avanza Bank Holding AB (Sweden)	7,472	236,403
BlackRock, Inc.	7,217	5,939,158
Cboe Global Markets, Inc.	20,443	2,423,109
Deutsche Boerse AG (Germany)	23,745	4,220,732
Intercontinental Exchange, Inc.	41,673	5,278,302
Intermediate Capital Group plc (United Kingdom)	13,169	340,097
Moody’s Corp.	21,787	7,472,941
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
S&P Global, Inc.	11,366	$4,719,391
		30,794,282
Consumer Finance - 0.8%
American Express Co.	24,595	4,422,673
Insurance - 1.1%
Admiral Group plc (United Kingdom)	12,853	546,519
The Allstate Corp.	720	86,882
Chubb Ltd.	844	166,504
Cincinnati Financial Corp.	491	57,855
Everest Re Group Ltd.	144	40,810
Fidelity National Financial, Inc.	1,012	50,954
The Hartford Financial Services Group, Inc.	980	70,433
The Travelers Companies, Inc.	574	95,387
W. R. Berkley Corp.	53,177	4,493,457
		5,608,801
Total Financials		47,333,791
Health Care - 14.6%
Biotechnology - 3.4%
BioMarin Pharmaceutical, Inc.*	63,756	5,650,694
Gilead Sciences, Inc.	2,301	158,033
Seagen, Inc.*	32,796	4,411,390
Vertex Pharmaceuticals, Inc.*	32,036	7,786,350
		18,006,467
Health Care Equipment & Supplies - 5.7%
Alcon, Inc. (Switzerland)	38,506	2,956,491
Align Technology, Inc.*	9,783	4,842,194
Boston Scientific Corp.*	52,679	2,259,929
Getinge AB - Class B (Sweden)	9,492	371,095
Heska Corp.*	25,714	3,537,732
IDEXX Laboratories, Inc.*	10,672	5,413,906
Intuitive Surgical, Inc.*	5,922	1,682,914
Medtronic plc	84,437	8,738,385
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	308,000	379,577
		30,182,223
Health Care Providers & Services - 1.6%
Amedisys, Inc.*	12,542	1,694,424
Humana, Inc.	6,306	2,475,105
Jinxin Fertility Group Ltd. (China)*2	76,000	76,128
LHC Group, Inc.*	13,524	1,678,328
Quest Diagnostics, Inc.	424	57,249
UnitedHealth Group, Inc.	5,275	2,492,807
		8,474,041
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	7,605	4,420,786

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	3,379	$219,263
Dechra Pharmaceuticals plc (United Kingdom)	6,833	383,803
Johnson & Johnson	57,579	9,920,286
Merck & Co., Inc.	3,576	291,373
Novartis AG - ADR (Switzerland)	47,495	4,127,790
Zoetis, Inc.	8,201	1,638,478
		16,580,993
Total Health Care		77,664,510
Industrials - 7.3%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,758	224,485
General Dynamics Corp.	596	126,412
L3Harris Technologies, Inc.	466	97,529
Lockheed Martin Corp.	449	174,719
Northrop Grumman Corp.	359	132,794
		755,939
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	458	47,930
FedEx Corp.	11,571	2,844,846
United Parcel Service, Inc. - Class B	14,033	2,837,613
		5,730,389
Airlines - 0.9%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	10,870	193,812
Ryanair Holdings plc - ADR (Ireland)*	43,557	4,861,832
		5,055,644
Building Products - 0.1%
A. O. Smith Corp.	558	42,642
Assa Abloy AB - Class B (Sweden)	14,345	392,797
Johnson Controls International plc	1,905	138,436
		573,875
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	179,658	366,755
Copart, Inc.*	18,745	2,422,791
Republic Services, Inc.	797	101,745
Waste Management, Inc.	906	136,299
		3,027,590
Electrical Equipment - 0.1%
Eaton Corp. plc	879	139,260
Emerson Electric Co.	1,351	124,224
Hubbell, Inc.	209	39,144
		302,628
Industrial Conglomerates - 0.1%
3M Co.	966	160,375
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	1,051	$214,909
		375,284
Machinery - 0.1%
Caterpillar, Inc.	913	184,024
Cummins, Inc.	369	81,505
Illinois Tool Works, Inc.	618	144,562
Rotork plc (United Kingdom)	47,256	217,195
Snap-on, Inc.	179	37,277
		664,563
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp.	492	37,751
Insperity, Inc.	33,087	3,557,845
		3,595,596
Road & Rail - 2.0%
Canadian National Railway Co. (Canada)	54,648	6,651,755
Norfolk Southern Corp.	13,960	3,796,980
Union Pacific Corp.	1,008	246,506
		10,695,241
Trading Companies & Distributors - 0.6%
Brenntag SE (Germany)	35,049	3,002,866
W. W. Grainger, Inc.	153	75,752
		3,078,618
Transportation Infrastructure - 0.9%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)	24,765	1,331,366
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	19,400	130,434
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	11,672	1,603,616
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	7,911	1,607,199
		4,672,615
Total Industrials		38,527,982
Information Technology - 19.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.	5,649	314,480
Motorola Solutions, Inc.	435	100,894
		415,374
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	13,269	2,508,504
Keyence Corp. (Japan)	300	153,877
Softwareone Holding AG (Germany)	14,631	287,464
		2,949,845
IT Services - 7.4%
Adyen N.V. - ADR (Netherlands)*	243,730	4,952,594
Adyen N.V. (Netherlands)*2	297	604,365

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Atos SE (France)	10,826	$388,079
Automatic Data Processing, Inc.	849	175,038
Broadridge Financial Solutions, Inc.	361	57,479
International Business Machines Corp.	1,458	194,745
Keywords Studios plc (Ireland)	2,756	93,405
Mastercard, Inc. - Class A	32,850	12,692,583
PayPal Holdings, Inc.*	56,981	9,797,313
StoneCo Ltd. - Class A (Brazil)*	23,412	364,759
Switch, Inc. - Class A	13,872	355,539
TravelSky Technology Ltd. - Class H (China)	271,000	506,753
Visa, Inc. - Class A	40,154	9,081,630
		39,264,282
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	769	126,093
Intel Corp.	5,440	265,581
NVIDIA Corp.	18,859	4,617,815
QUALCOMM, Inc.	1,702	299,143
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	42,526	5,214,963
Universal Display Corp.	33,657	5,166,686
		15,690,281
Software - 8.3%
Adobe, Inc.*	4,871	2,602,575
Anaplan, Inc.*	84,163	4,063,390
DoubleVerify Holdings, Inc.*	48,801	1,349,836
Microsoft Corp.	49,067	15,258,856
Oracle Corp.	3,959	321,312
Palo Alto Networks, Inc.*	6,892	3,565,921
salesforce.com, Inc.*	30,334	7,056,598
ServiceNow, Inc.*	16,617	9,733,906
		43,952,394
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	692	59,865
Total Information Technology		102,332,041
Materials - 3.7%
Chemicals - 1.9%
Air Liquide S.A. - ADR (France)	106,806	3,642,512
Air Liquide S.A. (France)	3,862	660,631
CF Industries Holdings, Inc.	757	52,135
Eastman Chemical Co.	435	51,735
FMC Corp.	48,609	5,364,975
International Flavors & Fragrances, Inc.	619	81,658
Linde plc (United Kingdom)	798	254,307
RPM International, Inc.	438	38,811
		10,146,764
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	6,249	2,431,611
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Construction Materials (continued)
Vulcan Materials Co.	13,701	$2,607,437
		5,039,048
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	206,645	3,907,657
Packaging Corp. of America	293	44,135
		3,951,792
Metals & Mining - 0.1%
Newmont Corp.	1,761	107,720
Nucor Corp.	898	91,057
Reliance Steel & Aluminum Co.	234	35,774
Steel Dynamics, Inc.	719	39,919
		274,470
Total Materials		19,412,074
Real Estate - 4.2%
Equity Real Estate Investment Trusts (REITS) - 4.2%
Agree Realty Corp.	1,384	90,486
American Campus Communities, Inc.	4,386	229,212
American Homes 4 Rent - Class A	5,153	201,637
American Tower Corp.	17,788	4,473,682
Apple Hospitality REIT, Inc.	9,677	156,090
AvalonBay Communities, Inc.	959	234,217
Brandywine Realty Trust	8,539	109,811
Camden Property Trust	1,272	203,634
CareTrust REIT, Inc.	4,216	89,421
Community Healthcare Trust, Inc.	3,812	172,836
Cousins Properties, Inc.	6,482	249,946
Digital Realty Trust, Inc.	1,456	217,279
Duke Realty Corp.	5,527	319,350
Equinix, Inc.	4,312	3,125,769
Equity LifeStyle Properties, Inc.	3,192	249,902
Essex Property Trust, Inc.	710	236,075
Extra Space Storage, Inc.	1,098	217,613
Flagship Communities REIT	7,356	135,718
Getty Realty Corp.	3,674	109,008
Healthcare Trust of America, Inc. - Class A	3,325	108,229
Healthpeak Properties, Inc.	2,154	76,187
Hibernia REIT plc (Ireland)	44,369	63,374
Innovative Industrial Properties, Inc.	820	162,516
Invitation Homes, Inc.	8,455	354,941
Kilroy Realty Corp.	2,451	156,864
Lamar Advertising Co. - Class A	742	82,184
Life Storage, Inc.	1,271	171,521
Mid-America Apartment Communities, Inc.	1,344	277,778
NexPoint Residential Trust, Inc.	1,371	108,689
Prologis, Inc.	7,233	1,134,279
Public Storage	1,233	442,067

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Realty Income Corp.	913	$63,371
Rexford Industrial Realty, Inc.	4,130	302,192
SBA Communications Corp.	21,941	7,140,479
Sun Communities, Inc.	2,120	400,595
Terreno Realty Corp.	1,783	133,315
UDR, Inc.	4,837	274,935
Ventas, Inc.	2,183	115,743
Welltower, Inc.	2,020	174,993
Total Real Estate		22,565,938
TOTAL COMMON STOCKS (Identified Cost $358,851,262)		472,746,543

PREFERRED STOCKS - 0.1%

Health Care - 0.0%##
Pharmaceuticals - 0.0%##
Harrow Health, Inc., 8.625%, 4/30/2026	5,200	136,500
Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	6,000	137,340
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	5,500	125,125
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	11,200	250,880
Total Information Technology		513,345
TOTAL PREFERRED STOCKS (Identified Cost $706,651)		649,845

CORPORATE BONDS - 3.8%

Non-Convertible Corporate Bonds- 3.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc., 7.50%, 4/1/2024	240,000	256,537
Verizon Communications, Inc., 4.272%, 1/15/2036	690,000	774,186
		1,030,723
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	990,000	1,051,398

Total Communication Services		2,082,121

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%##
Expedia Group, Inc., 3.25%, 2/15/2030	270,000	269,024
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	460,000	$478,763

Total Consumer Discretionary		747,787
Energy - 1.0%
Energy Equipment & Services - 0.2%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	280,000	277,635
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	290,000	291,984
Tidewater, Inc., 8.50%, 11/16/2026	200,000	202,250
		771,869
Oil, Gas & Consumable Fuels - 0.8%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	730,000	692,295
Brooge Petroleum and Gas
Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	193,000	198,592
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	620,000	816,951
Energy Transfer LP, 6.50%, 2/1/2042	542,000	665,167
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	530,000	700,311
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,391
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $283,194)[4]	270,000	281,671
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 09/15/2021, cost $284,288)[4]	285,000	281,854
The Williams Companies, Inc., 2.60%, 3/15/2031	580,000	559,801
		4,353,033
Total Energy		5,124,902

Financials - 0.7%
Banks - 0.4%
Bank of America Corp., 6.11%, 1/29/2037	290,000	375,097
Citigroup, Inc., 4.45%, 9/29/2027	375,000	407,675
JPMorgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	650,000	646,365
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[2,5,6]	500,000	500,328
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	260,000	271,863
		2,201,328

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.1%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	290,000	$285,214
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	280,000	282,713
		567,927
Consumer Finance - 0.0%##
Synergy One Lending, Inc., 5.50%, 10/14/2026	285,000	278,758

Diversified Financial Services - 0.2%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	280,000	265,831
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	540,000	562,056
		827,887
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $85,181)[4]	80,000	82,571

Total Financials		3,958,471

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	400,000	425,177

Industrials - 0.9%
Airlines - 0.2%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	88,897	98,616
Southwest Airlines Co.
5.25%, 5/4/2025	16,000	17,476
5.125%, 6/15/2027	454,000	507,063
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	476,284	461,941
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	43,687	43,635
		1,128,731
Building Products - 0.0%##
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	120,000	121,650

Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.654%, 5/12/2025 (Acquired 08/05/2021, cost $505,000)[4,7]	500,000	503,750
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks
Rally, Inc., 8.25%, 11/15/2028[2]	295,000	$304,307

Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	275,000	271,724
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	200,000	208,677
		480,401
Road & Rail - 0.1%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	210,000	232,936
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%, 10/29/2028	570,000	559,113
Air Lease Corp., 3.625%, 4/1/2027	280,000	288,488
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	238,403
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	750,000	718,773
		1,804,777
Total Industrials		4,576,552

Materials - 0.3%
Metals & Mining - 0.3%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	294,000	305,342
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[2]	400,000	428,000
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	290,000	285,599
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[4,8]	220,000	7
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	270,000	268,557
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	290,000	304,451

Total Materials		1,591,956

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
Crown Castle International Corp.
3.10%, 11/15/2029	582,000	587,598
3.30%, 7/1/2030	118,000	120,099

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 2.65%, 2/1/2032	880,000	$862,273

Total Real Estate		1,569,970

TOTAL CORPORATE BONDS (Identified Cost $20,482,051)		20,076,936

U.S. TREASURY SECURITIES - 5.8%

U.S. Treasury Bonds - 0.5%
U.S. Treasury Bond, 3.00%, 5/15/2047 (Identified Cost $2,828,194)	2,365,000	2,758,551
U.S. Treasury Notes - 5.3%
U.S. Treasury Note
1.75%, 5/15/2023	5,495,000	5,552,955
2.375%, 5/15/2027	5,625,000	5,834,619
2.875%, 5/15/2028	13,005,000	13,901,126
1.625%, 5/15/2031	2,700,000	2,667,515

Total U.S. Treasury Notes (Identified Cost $28,408,104)		27,956,215
TOTAL U.S. TREASURY SECURITIES (Identified Cost $31,236,298)		30,714,766

ASSET-BACKED SECURITIES - 0.1%

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	6,785	6,822
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	19,000	19,093
Navient Student Loan Trust, Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.618%, 6/25/2031[7]	13,314	13,078
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.808%, 2/25/2045[2,7]	13,620	13,575
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.738%, 1/25/2037[2,7]	13,500	13,419
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.708%, 9/25/2047[2,7]	27,503	27,289
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	18,489	18,858
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	16,000	16,116
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	16,813	$16,754
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	19,991	20,060
SoFi Professional Loan Program Trust
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	7,619	7,729
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	13,323	13,435
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	4,118	4,143
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	4,078	4,108
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.108%, 10/25/2048[2,7]	5,800	5,823
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	12,510	12,601
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	25,947	24,935

TOTAL ASSET-BACKED SECURITIES (Identified Cost $240,431)		237,838

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	730	739
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	2,231	2,212
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	3,946	4,005
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[9]	14,147	14,561
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	18,348
FREMF Mortgage Trust, Series 2014-K41, Class B, 3.834%, 11/25/2047[2,9]	21,000	21,909
Government National Mortgage
Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	7,906	8,022
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.106%, 10/15/2036[2,7]	19,000	18,878
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	3,087	3,093
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	6,835	6,883

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	2,962	$3,060
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	4,057	4,182
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	4,593	4,793
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	3,882	3,908
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]	1,673	1,655
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	4,630	4,652
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	1,845	1,853
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.576%, 11/15/2027[2,7]	15,954	10,246
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]	10,301	10,086
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.156%, 12/15/2033[2,7]	15,000	14,961
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $162,610)		158,046

MUNICIPAL BONDS - 0.0%##

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024 (Identified Cost $127,021)	125,000	124,966

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	4,578	4,972
Pool #AD0207, UMBS, 6.00%, 10/1/2038	4,533	5,181
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,917	3,191
Pool #AL8674, 5.656%, 1/1/2049	11,512	13,022
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	3,065	3,337
Pool #C91771, 4.50%, 6/1/2034	2,635	2,868
Pool #C91780, 4.50%, 7/1/2034	4,086	4,470

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $37,630)		37,041
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10] (Identified Cost $6,905,007)	6,905,007	$6,905,007

TOTAL INVESTMENTS - 100.0% (Identified Cost $418,748,961)		531,650,988
OTHER ASSETS, LESS LIABILITIES - 0.0%##		50,375
NET ASSETS - 100%		$531,701,363

Investment Portfolio - January 31, 2022

(unaudited)

ADR - American Depositary Receipt

Impt. - Improvement

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $8,130,706, which represented 1.5% of the Series’ Net Assets.

3 Security has been valued using significant unobservable inputs.

4 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2022 was $1,149,853, or 0.2% of the Series’ Net Assets.

5 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2022.

6 Security is perpetual in nature and has no stated maturity date.

7 Floating rate security. Rate shown is the rate in effect as of January 31, 2022.

8 Issuer filed for bankruptcy and/or is in default of interest payments.

9 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.

10 Rate shown is the current yield as of January 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$52,209,031	$50,870,946	$1,338,085	$—
Consumer Discretionary	46,631,877	43,558,172	3,073,705	—
Consumer Staples	55,197,327	41,690,442	13,506,885	—
Energy	10,871,972	10,718,910	—	153,062
Financials	47,333,791	41,156,242	6,177,549	—
Health Care	77,664,510	76,453,907	1,210,603	—
Industrials	38,527,982	34,323,884	4,204,098	—
Information Technology	102,332,041	100,298,098	2,033,943	—
Materials	19,412,074	18,751,443	660,631	—
Real Estate	22,565,938	22,502,564	63,374	—
Preferred securities:
Health Care	136,500	136,500	—	—
Information Technology	513,345	513,345	—	—

Investment Portfolio - January 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$30,751,807	$—	$30,751,807	$—
States and political subdivisions (municipals)	124,966	—	124,966	—
Corporate debt:
Communication Services	2,082,121	—	2,082,121	—
Consumer Discretionary	747,787	—	747,787	—
Energy	5,124,902	—	5,124,902	—
Financials	3,958,471	—	3,958,471	—
Health Care	425,177	—	425,177	—
Industrials	4,576,552	—	4,576,552	—
Materials	1,591,956	—	1,591,956	—
Real Estate	1,569,970	—	1,569,970	—
Asset-backed securities	237,838	—	237,838	—
Commercial mortgage-backed securities	158,046	—	158,046	—
Short-Term Investment	6,905,007	6,905,007	—	—
Total assets	$531,650,988	$447,879,460	$83,618,466	$153,062

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.